Tax Payable	6 Months Ended
Jun. 30, 2025
Tax Payable [Abstract]
TAX PAYABLE

14. TAX PAYABLE

The Group’s taxes payable consists of the following:

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Income tax payable	231,807	185,004	25,844
VAT and other taxes payable	11,466,502	11,321,856	1,581,574
Total taxes payable	11,698,309	11,506,860	1,607,418

Due to the invalidation of invoices from a supplier of JYD SM by the tax authorities, the Group accrued RMB 10.8 million (approximately US$1.5 million) VAT tax payable as of Dec 31, 2024. As of the date that the Interim Condensed Consolidated Financial Statements were available to be issued, JYD SM is coordinating with the tax authorities to properly resolve this matter.